DISCLOSURE OF OTHER INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Depreciation and amortization	$ 688,048	$ 685,951	$ 661,068
Staff expenses	716,787	690,996	717,548
Total	4,546,861	4,634,149	4,744,095
Total	677,734	695,377	693,039
Fees (legal and technical advisors)	7,822	12,483	14,398
Maintenance and repair	5,913	3,149	11,076
Total	560,830	565,027	624,326
Cost of sales [Member]
Statement [Line Items]
Timber	985,301	963,721	1,068,662
Forestry labor costs and other services	635,344	702,315	692,518
Depreciation and amortization	591,693	584,343	535,244
Depreciation for right of use	32,025	35,005	28,082
Maintenance costs	326,255	355,733	355,389
Chemical costs	655,057	662,732	649,413
Sawmill costs	111,702	122,927	122,748
Other raw materials	269,558	236,098	285,828
Other Indirect costs	223,180	222,550	233,903
Energy and fuel	246,757	276,517	275,732
Cost of electricity	51,987	50,587	65,191
Staff expenses	418,002	421,621	431,385
Total	4,546,861	4,634,149	4,744,095
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	1,647	1,068	1,184
Selling costs	32,279	35,502	41,966
Commissions	16,974	17,070	15,400
Insurance	5,797	6,584	7,186
Provision for doubtful accounts	545	1,098	3,094
Other selling costs	8,963	10,750	16,286
Shipping and freight costs	645,455	659,875	651,073
Port services	65,855	70,717	61,802
Freights	514,737	530,334	528,218
Shipping internment, warehousing, stowage, customs and other costs	63,216	57,756	59,869
Total	677,734	695,377	693,039
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	41,997	43,716	43,075
Depreciation for right of use	8,543	7,110	7,361
Staff expenses	223,522	219,046	245,822
Insurance	40,645	49,359	54,173
Marketing, advertising, promotion and publications expenses	14,140	14,516	14,542
Computer services	34,325	29,836	37,859
Lease of offices, other property and vehicles	6,704	7,323	7,854
Donations, contributions, scholarships	9,152	9,010	10,983
Fees (legal and technical advisors)	35,792	35,817	35,831
Property taxes, city permits and rights	25,728	21,225	32,639
Cleaning services, security services and transportation	23,080	23,329	28,381
Third-party variable services (manoeuvres, logistics)	34,536	41,030	38,537
Basic services (electricity, telephone, water)	7,338	6,768	7,323
Maintenance and repair	4,978	5,932	6,933
Seminars, courses, training materials	2,265	3,117	2,637
Travels, clothing and safety equipment, environmental expenses, audits and others	48,085	47,893	50,376
Total	$ 560,830	$ 565,027	$ 624,326